EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for Institutional Class Shares of the Global Managed Futures Strategy Fund in interactive data format.

Exhibit Index

Exhibit Number                                Description

EX-101.INS                                            XBRL Instance Document

EX-101.SCH                                           XBRL Taxonomy Extension Schema Document

EX-101.CAL                                           XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                           XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                                           XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                           XBRL Taxomony Extension Presentation Linkbase